25. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under all of our non-cancelable operating leases

25.	Commitments and Contingencies

(a)      Commitments

Product Warranties — The Group offer the industry standard warranty up to 25 years for its PV panels and industry standard five to ten years on inverter and balance of system components. Due to the warranty period, the Group bear the risk of extensive warranty claims long after the Group has shipped product and recognized revenue. In the Group’s cable, wire and mechanical assemblies business, the Group’s historically warranty claims have not been material. In the Group’s solar PV business, the greatest warranty exposure is in the form of product replacement.

During the quarter ended September 30, 2007 and continuing through the fourth quarter of 2010, the Group installed own manufactured solar panels. Other than this period, the Group only installed panels manufactured by unrelated third parties as well as the Group’s principal shareholder and formerly controlling shareholder, LDK. Certain PV construction contracts entered into during the recent years included provisions under which the Group agreed to provide warranties to the buyer. As a result, the Group recorded the provision for the estimated warranty exposure on these contracts within cost of sales. Since the Group do not have sufficient historical data to estimate its exposure, the Group have looked to its own historical data in combination with historical data reported by other solar system installers and manufacturers. Due to the absence of historical material warranty claims, the Group has not recorded a material warranty accrual related to solar energy systems as of December 31, 2017 and 2016.

Operating leases — The Group leases offices, facilities and vehicles under various operating leases, some of which contain escalation clauses. Rental expenses under operating leases included in the statement of operations were $2,412, $3,127 and $2,860 for the years ended December 31, 2017, 2016 and 2015 respectively.

Future minimum payments under non-cancelable operating leases are as follows as of December 31, 2017:

2018	$546
2019	477
2020	410
2021	419
2022	428
Thereafter	2,654
$4,934

Capital commitments — As of December 31, 2017 and 2016, the Group had capital commitments of approximately $41,029 and $54,845, respectively. These capital commitments were solely related to contracts signed with vendors for procurement of services or PV related products used for the construction of solar PV systems being developed by the Group.

The capital commitments as at balance sheet dates disclosed above do not include those incomplete acquisitions for investment and business as at balance sheet dates as the agreements could either be terminated unconditionally without any penalty or cancelable when the closing conditions as specified in the agreements could not be met.

(b) Contingencies

On January 26, 2018, Sinsin Group filed a complaint against the Group requesting the payment of outstanding purchase price and related interest of $45,749 (EUR 38,054). On June 25, 2018, an interim measures judgment was made which appointed an interim management of Sinsin, consisting of two members elected by Sinsin Group and one member elected by the Group. The interim management would manage the bank accounts of Sinsin and collect the proceeds of electric energy revenue. As of the issuance of the financial statements, this case is still on the proceeding, and it is uncertain how the court will rule.

The Company’s several previous employees filed suits in November 2015, December 2015, February 2016, March 2016, July 2016 and May 2018 against the Company for breach of their prior employment contracts with the Company. On February 27, 2018, the Company reached a global settlement with four of the plaintiffs with $1,400, and related liability has been accrued as of December 31, 2017. The other two cases are still in the early stage of proceeding as of the date of issuance of these financial statements, and it is uncertain how the United States Court will rule on the plaintiff’s appellate brief. Based on the information available to the Company, management believe that it is probable that a loss had been incurred and a provision of $951 was made as of December 31, 2017.

On July 5, 2017, a third party supplier filed a suit against the Group in a PRC court alleging that the Group delayed the payment of $5,427 for EPC equipment and construction services, penalty interest of $559 and legal fee of $92. As of the date of issuance of the financial statements, this suit is at its early stage of the proceeding and it’s uncertain how the court will rule it. Based on the information available to the Group, management believes that it is probable that a loss will incur, and $2,862 was accrued as of December 31, 2017.

On August 10, 2017, Bank of Suzhou filed a complaint against the Group in a PRC court alleging that the Group defaulted the payment of bank borrowings amounting to$2,738, as well as the interest and penalty. Court’s judgement has been made on April 17, 2018, that the Group should repay the principal of $2,738, together with interest of $49, penalty interest of $119, compound interest of $2. Basing on the judgement, the Group believes that it is probable that a loss has been incurred, and accrued related interest, penalty and legal fee of $236 as of December 31, 2017.

On May 19, 2017, a third party solar module supplier filed a suit against the Group in a PRC court alleging that the Group delayed the payment of $1,817 for purchasing of solar modules, and penalty interest of $15. On January 15, 2018, the judgement was made by the court that the Group should pay for the delayed payment of $1,817 and penalty interest of $223. Based on the judgement, the Group believes that it is probable that a loss had been incurred, and penalty interest and legal fee of $239 had been accrued as of December 31, 2017.

On June 22, 2017, a third party EPC construction supplier filed a suit against the Group in a PRC court alleging that the Group delayed the payment of $1,770 for EPC construction, and penalty interest of $135. As of the date of issuance of the financial statements, this suit is at its early stage of the proceeding and it is uncertain how the court will rule on the plaintiff’s appellate brief. Based on the information available to the Group, management believes no loss would incur as of December 31, 2017.

On August 13, 2018, a third party filed a complaint against the Group in a PRC court that the Group defaulted the repayment of borrowing amounting to $7,354, and interest of $437. As of the date of issuance of the financial statements, this suit is at its early stage of the proceeding and it’s uncertain how the court will rule it. Based on the information available to the Group, management believes no loss would incur as of December 31, 2017.

On July 30, 2018, Jiangsu Solarbao, a subsidiary of the Company, received an indictment letter. Pursuant to the indictment letter, the Suzhou Industrial Park People’s Procuratorate (“the SIPPP”) has indicted Jiangsu Solarbao on the charge of illegal pooling of public deposits after the completion of the investigation conducted by PDSIP. As of the date of issuance of the consolidated financial statements, the proceeding is still at early stage and the Group is unable to determine whether the proceeding will result to an unfavorable outcome. No provision has been made in the consolidated financial statements for the year ended December 31, 2017.

From time to time, the Group is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Group cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Group’s consolidated financial condition or cash flows; however, an unfavorable outcome could have a material adverse effect on the Group’s results of operations.